Debt and Finance Leases - Issuance of Convertible Senior Notes (Details)	3 Months Ended
Jun. 30, 2018 USD ($) $ / shares
Debt Instrument [Line Items]
Debt issuance transaction costs	$ 12,000,000
Convertible Senior Notes Due 2048 | Convertible Debt
Debt Instrument [Line Items]
Aggregate principal amount	$ 575,000,000
Interest rate, stated percentage	2.75%
Conversion price per common share (in usd per share) | $ / shares	$ 47.74
Conversion ratio	20.9479
Debt, estimated fair value	$ 472,000,000
Carrying amount of equity component	$ 103,000,000
Debt discount amortization period	7 years
Debt deferred financing costs amortization period	7 years
Convertible Senior Notes Due 2048 | Convertible Debt | Additional Paid-in Capita
Debt Instrument [Line Items]
Debt issuance transaction costs	$ 2,000,000
Convertible Senior Notes Due 2048 | Convertible Debt | Deferred Financing Costs
Debt Instrument [Line Items]
Debt issuance transaction costs	$ 10,000,000